HARTFORD SMALL/MID CAP EQUITY HLS FUND (Prospectus Summary): | HARTFORD SMALL/MID CAP EQUITY HLS FUND
HARTFORD SMALL/MID CAP EQUITY HLS FUND

SUPPLEMENT

DATED MARCH 29, 2012 TO

HARTFORD SMALL/MID CAP EQUITY HLS FUND

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 23, 2012

At a meeting of the Board of Directors of Hartford HLS Series Fund II, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of Hartford Small/Mid Cap Equity HLS Fund (the “Fund”).  Accordingly, as of June 4, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of June 4, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet point under the first paragraph is deleted and replaced with the following:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by previous sub-advisers